Schedule of reconciliation to statement of profit or loss (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
IfrsStatementLineItems [Line Items]
Share-based payment expense	€ 762	€ 438
RSUs [member]
IfrsStatementLineItems [Line Items]
Share-based payment expense	1	5
Incentive shares [member]
IfrsStatementLineItems [Line Items]
Share-based payment expense		(2)
Options [member]
IfrsStatementLineItems [Line Items]
Share-based payment expense	233	435
Element advisory agreement [member]
IfrsStatementLineItems [Line Items]
Share-based payment expense	€ 528